Deferred Charges	12 Months Ended
Dec. 31, 2018
Deferred Charges [Abstract]
Deferred Charges

5.Deferred Charges

Deferred charges, consisting of dry-docking and special survey costs, net of accumulated amortization, amounted to $27,815 and $23,759, at December 31, 2018 and 2017, respectively. Amortization of deferred dry-docking costs is included in Depreciation and amortization in the accompanying Consolidated Statements of Comprehensive (Loss) Income.